INTANGIBLE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Impairment of intangible asset	$ 0	$ 2,145,628	$ 0